Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
25.	TRADE AND OTHER PAYABLES

	As at December 31,
	2024	2023
Trade payables	416,987	388,126
Employee benefits payable	22,723	24,091
Accrual and other payables	2,172,481	1,823,771
	2,612,191	2,235,988

The fair value of trade and other payables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Trade payables comprise amounts outstanding for trade purchase. The aging analysis of trade payables is as follows:

	As at December 31,
	2024	2023
Past due for less than 4 months	416,987	388,126
	416,987	388,126